Fair Value Measurements (Details) - Schedule of Fair Value of the Level 3 Warrants Liability - Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Investment Company, Financial Highlights [Line Items]
Beginning of period	$ 2,227
Change in fair value	191
End of period	$ 2,418